Equity-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Schedule of Stock Options Activity

The following table sets forth the activity of the options to purchase Common Stock under the 2019 Plan.

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	64,850	$68.00	$-
Granted	59,048	7.74	-
Exercised	(297)	8.00	-
Canceled	(10,973)	70.68	-
Balance as of September 30, 2023	112,628	$41.90	$-
Exercisable as of September 30, 2023	82,661	$58.23	$-

The following table sets forth the activity of the options to purchase common stock under the 2019 Plan.

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	1,055,894	$5.09	$17,250
Granted	453,711	3.59	-
Exercised	-	-	-
Canceled	212,599	7.96	-
Balance as of December 31, 2022	1,297,006	3.40	-
Exercisable as of December 31, 2022	818,559	$4.39	$-

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions

The fair value of each option granted is estimated as of the grant date using the Black-Scholes option pricing model with the following assumptions:

Nine months ended September 30,
	2023	2022
Risk-free interest rate range	3.6-3.69%	1.6 to 1.9%
Expected life of option-years	5-5.63	5.25 to 5.75
Expected stock price volatility	106.6-114.9%	110.4 to 113.2%
Expected dividend yield	-%	-%

The fair value of each option granted is estimated as of the grant date using the Black-Scholes option pricing model with the following assumptions:

Years ended December 31,
	2022	2021
Risk-free interest rate range	1.6 to 3.94%	0.22% to 0.73%
Expected life of option-years	5.00 to 5.77	5.3 to 6.5
Expected stock price volatility	110 to 114.6%	107% to 125%
Expected dividend yield	-%	-%

Schedule of Share Based Payments Arrangements Options Exercised and Options Vested
	Total Intrinsic Value of Options Exercised	Total Fair Value of Options Vested
Year ended December 31, 2022	$-	$1,616,401
Nine months ended September 30, 2023	$-	$896,257

	Total Intrinsic Value of Options Exercised	Total Fair Value of Options Vested
Year ended December 31, 2021	$-	$1,543,912
Year ended December 31, 2022	$-	$1,616,401

Schedule of Aggregate Restricted Stock Awards and Restricted Stock Unit Activity

The following table summarizes the Company’s restricted stock awards activity under the 2019 Plan during the nine months ended September 30, 2023:

	Number of Unvested Shares	Weighted Average Grant Date Fair Value	Aggregate Value of Shares

Balance as of December 31, 2022	3,533	$8.40	$29,949
Granted	13,272	8.88	117,847
Vested	(16,505)	18.82	310,554
Forfeitures	-	-	-
Balance as of September 30, 2023	300	18.42	5,525

The following table summarizes the Company’s restricted stock awards activity under the 2019 Plan during the year ended December 31, 2022:

	Number of Unvested Shares	Weighted Average Grant Date Fair Value	Aggregate Value of Shares

Balance as of December 31, 2021	9,730	$3.72	$36,148
Granted	204,111	2.92	595,846
Vested	(143,174)	3.07	(423,077)
Forfeitures	-	-	-
Balance as of December 31, 2022	70,667	0.42	29,949